Summarized Financial Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2019 USD ($)
Ctrip.com International, Ltd
Schedule of Equity Method Investments [Line Items]
Current assets	[1]	¥ 75,578		¥ 84,464	[2]			$ 10,856
Non-current assets	[1]	127,505		104,906	[2]			18,315
Current liabilities	[1]	74,118		69,065	[2]			10,646
Non-current liabilities	[1]	25,134		30,318	[2]			3,610
Noncontrolling interests	[1]	2,047		2,231	[2]			294
Total revenues	[1]	34,958	$ 5,021	29,944	[2]	¥ 25,731	[2]
Gross profit	[1]	27,627	3,968	24,019	[2]	20,725	[2]
(Loss) income from operations	[1]	4,271	613	3,302	[2]	2,626	[2]
Net (loss) income	[1]	3,764	541	2,807	[2]	2,282	[2]
Net (loss) income attributable to the investees	[1]	3,813	548	2,806	[2]	2,284	[2]
Other Equity Method Investees Excluding Ctrip,com
Schedule of Equity Method Investments [Line Items]
Current assets		86,713		100,313				12,456
Non-current assets		18,980		11,050				2,726
Current liabilities		65,450		78,935				9,401
Non-current liabilities		8,677		2,718				1,246
Noncontrolling interests		1,498		1,706				$ 215
Total revenues	[3]	12,598	1,810	4,633		1,681
Gross profit	[3]	6,247	897	916		671
(Loss) income from operations	[3]	(680)	(98)	(418)		(303)
Net (loss) income	[3]	(638)	(92)	(372)		(310)
Net (loss) income attributable to the investees	[3]	¥ (933)	$ (134)	¥ (352)		¥ (311)

[1]	The Company adopted a one-quarter lag in reporting its share of equity income in Trip.
[2]	Trip adopted ASC 606, on a fully retrospective basis, and ASC 321 (collectively “new standards”) from January 1, 2018. The impact of the new standards on the Company’s financial statements is immaterial, and prior period financial information of Trip was not restated.
[3]	The Company adopted a one-quarter lag in reporting its shares of equity income in all of its investees.